Comprehensive Income	12 Months Ended
Sep. 27, 2014
Comprehensive Income

Note 8 – Comprehensive Income

Comprehensive income consists of two components, net income and OCI. OCI refers to revenue, expenses, and gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. The Company’s OCI consists of foreign currency translation adjustments from those subsidiaries not using the U.S. dollar as their functional currency, net deferred gains and losses on certain derivative instruments accounted for as cash flow hedges and unrealized gains and losses on marketable securities classified as available-for-sale.

The following table shows the gross amounts reclassified from AOCI into the Consolidated Statements of Operations and the associated financial statement line item for 2014 (in millions):

Comprehensive Income Components	Financial Statement Line Item	2014
Unrecognized gains/losses on derivative instruments:
Foreign exchange contracts	Revenue	$449
	Cost of sales	(295)
	Other income/expense, net	15
Interest rate contracts	Other income/expense, net	16

		185
Unrealized gains/losses on marketable securities	Other income/expense, net	(205)

Total amounts reclassified from AOCI		$(20)

The following table shows the changes in AOCI by component for 2014 (in millions):

	Cumulative Foreign Currency Translation	Unrecognized Gains/Losses on Derivative Instruments	Unrealized Gains /Losses on Marketable Securities	Total
Balance at September 28, 2013	$(105)	$(175)	$(191)	$(471)

Other comprehensive income/(loss) before reclassifications	(187)	1,687	438	1,938
Amounts reclassified from AOCI	0	185	(205)	(20)
Tax effect	50	(333)	(82)	(365)

Other comprehensive income/(loss)	(137)	1,539	151	1,553

Balance at September 27, 2014	$(242)	$1,364	$(40)	$1,082